Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                        Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS
                                -----------------


INVESTMENT AND PERFORMANCE SUMMARY ..............   2

INVESTMENT AND RISK INFORMATION .................  13

MANAGEMENT OF THE FUNDS .........................  16

PURCHASE OF SHARES ..............................  17

REDEMPTION OF SHARES ............................  19

EXCHANGE OF SHARES ..............................  20

PRICING OF FUND SHARES ..........................  21

DIVIDENDS AND DISTRIBUTIONS .....................  21

TAX INFORMATION .................................  22

MAILINGS TO SHAREHOLDERS ........................  22

FINANCIAL HIGHLIGHTS ............................  22



GABELLI
GLOBAL
SERIES
FUNDS,
INC.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
THE GABELLI GLOBAL GROWTH FUND
THE GABELLI GLOBAL OPPORTUNITY FUND
THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

CLASS AAA SHARES

PROSPECTUS
MAY 1, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                       INVESTMENT AND PERFORMANCE SUMMARY

Gabelli Global Series Funds, Inc. (the "Company") currently offers the following four separate investment portfolios (each a "Fund" and collectively, the "Funds"):

      o The    Gabelli    Global    Telecommunications    Fund   (the    "Global
        Telecommunications Fund")
      o The Gabelli Global Growth Fund (the "Global Growth Fund")
      o The Gabelli Global Opportunity Fund (the "Global Opportunity Fund")
      o The Gabelli Global Convertible Securities Fund (the "Global Convertible Securities Fund")

Each Fund is advised by Gabelli Funds, LLC (the "Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.

                         GLOBAL TELECOMMUNICATIONS FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet
characteristics   and   the   perceived   strength   of  its   management.

The telecommunications companies in which the Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission and cable television.

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2

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PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value ("NAV") than funds which invest in a broad range of issuers. In addition, the Fund concentrates its investments in the telecommunications industry which is subject to governmental regulation and a greater price volatility than the overall market and sells products and services that may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological development.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Funds' distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o you are a long-term investor
      o you seek growth of capital
      o you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are seeking a high level of current income
      o you are conservative in your  investment  approach
      o you seek  stability  of  principal  more than growth of capital

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------------
                                                                               3

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                         GLOBAL TELECOMMUNICATIONS FUND



                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                                  1994   -3.7%
                                  1995   16.2%
                                  1996    9.0%
                                  1997   31.9%
                                  1998   34.8%
                                  1999   80.3%
                                  2000  -24.1%
                                  2001  -20.7%
                                  2002  -29.6%
                                  2003   42.7%

During the period shown in the bar chart, the highest return for a quarter was 31.0% (quarter ended December 31, 1999) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).

           AVERAGE ANNUAL TOTAL RETURNS                PAST          PAST         PAST
     (FOR THE PERIODS ENDED DECEMBER 31, 2003)       ONE YEAR     FIVE YEARS    TEN YEARS
----------------------------------------------       ---------    -----------  ------------
Global Telecommunications Fund Class AAA Shares:
    Return Before Taxes ............................   42.73%        1.74%        8.98%
    Return After Taxes on Distributions ............   42.73%        0.31%        7.30%
    Return After Taxes on Distributions
        and Sale of Fund Shares ....................   34.18%        1.31%        7.11%
MSCI AC  World Free Index* .........................   34.63%        0.02%        7.15%
Citigroup Global Telecommunications Index** ........   40.20%       (7.01)%       4.62%

------------------------
* The Morgan Stanley Capital International (MSCI)All Country (AC) World Free Index is a widely recognized, unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
** The Citigroup Global Telecommunications Index is a widely recognized, unmanaged index composed of global equity securities of companies in the telecommunications industry. The Index figures do not reflect any deduction for fees, expenses or taxes.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


SHAREHOLDER FEES
  (fees paid directly from your investment):
Sales Charge .....................................................................   NONE
Redemption Fee (for shares held less than 60 days) payable to the Fund ...........   2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ..................................................................   1.00%
Distribution (Rule 12b-1) Expenses(1) ............................................   0.25%
Other Expenses ...................................................................   0.37%
                                                                                     ----
Total Annual Fund Operating Expenses .............................................   1.62%
                                                                                     ====

------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


           1 YEAR             3 YEARS              5 YEARS          10 YEARS
         ---------           ---------            ---------         ---------
            $165               $511                 $881             $1,922


                               GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies involved in the global marketplace. The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. To achieve the Fund's primary objective of capital appreciation, the Adviser's portfolio management team for the Fund employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The Fund invests in companies at the forefront of accelerated growth.

The Adviser strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, the Adviser looks for solid franchises, ideally with unique copyrights that can add to overall value creation. Lastly, the Adviser likes growth and therefore looks to businesses involved in the ever-evolving communication revolution. Looking forward, the Adviser continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.

In selecting investments, the Adviser seeks companies participating in emerging technological advances in interactive services and products (e.g., computer software) that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The Fund will invest in companies which the portfolio management team believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. In addition, the Fund may invest in specific industries which are subject to governmental regulation, have a greater price volatility than the overall market or sell products and services that may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological development. Many countries also impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o you are a long-term investor
      o you seek growth of capital
      o you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are seeking a high level of current income
      o you are conservative in your  investment  approach
      o you seek  stability  of  principal  more than growth of capital

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                               GLOBAL GROWTH FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                1995     17.9%
                                1996     12.5%
                                1997     41.7%
                                1998     28.9%
                                1999    116.1%
                                2000    -37.5%
                                2001    -24.2%
                                2002    -24.8%
                                2003     41.4%


During the period shown in the bar chart, the highest return for a quarter was 47.4% (quarter ended December 31, 1999) and the lowest return for a quarter was (23.8)% (quarter ended September 30, 2001).

           AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE FEBRUARY 7,
     (FOR THE PERIODS ENDED DECEMBER 31, 2003)         PAST ONE YEAR     PAST FIVE YEARS           1994*
     ----------------------------------------          --------------    ---------------      ----------------
Global Growth Fund Class AAA Shares:
    Return Before Taxes ............................         41.39%              1.73%               10.57%
    Return After Taxes on Distributions ............         41.39%              1.15%                9.05%
    Return After Taxes on Distributions
        and Sale of Fund Shares ....................         33.12%              1.44%                8.47%
MSCI AC World Free Index** .........................         34.63%              0.02%                6.52%
Lipper Global Fund Average*** ......................         32.09%              2.20%                7.00%

------------------------
* From February 7, 1994, the date that the Fund commenced investment operations.
** The Morgan Stanley Capital International (MSCI)All Country (AC) World Free Index is a widely recognized, unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
*** The Lipper Global Fund Average represents the average performance of global equity mutual funds as tracked by Lipper, Inc.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
                                                                               7

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


SHAREHOLDER FEES
  (fees paid directly from your investment):
Sales Charge .................................................................    NONE
Redemption Fee (for shares held less than 60 days) payable to the Fund .......    2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ..............................................................    1.00%
Distribution (Rule 12b-1) Expenses(1) ........................................    0.25%
Other Expenses ...............................................................    0.46%
                                                                                  ----
Total Annual Fund Operating Expenses .........................................    1.71%
                                                                                  ====

------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


        1 YEAR              3 YEARS              5 YEARS              10 YEARS
      -----------         -----------          -----------           -----------
         $174                $539                 $928                 $2,019


                             GLOBAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o you are a long-term investor
      o you seek growth of capital
      o you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are  seeking a high  level of current income
      o you are  conservative in your  investment  approach
      o you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                             GLOBAL OPPORTUNITY FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                               1999    79.2%
                               2000   -13.5%
                               2001   -28.9%
                               2002   -11.5%
                               2003    37.4%


During the period shown in the bar chart, the highest return for a quarter was 38.9% (quarter ended December 31, 1999) and the lowest return for a quarter was (22.6)% (quarter ended September 30, 2001).


--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE PERIODS ENDED DECEMBER 31, 2003)       PAST ONE YEAR      PAST FIVE YEARS     SINCE MAY 11, 1998*
     -----------------------------------------      --------------     -----------------    -------------------
Global Opportunity Fund Class AAA Shares:
    Return Before Taxes .........................           37.40%             6.03%                  7.13%
    Return After Taxes on Distributions .........           37.39%             4.99%                  5.89%
    Return After Taxes on Distributions
        and Sale of Fund Shares .................           29.93%             4.59%                  5.38%
MSCI AC World Free Index** ......................           34.63%             0.02%                  1.08%****
Lipper Global Fund Average*** ...................           32.09%             2.20%                  1.65%

------------------------
* From May 11, 1998, the date that the Fund commenced investment operations. ** The Morgan Stanley Capital International (MSCI)All Country (AC) World Free
     Index is a widely recognized, unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
*** The Lipper Global Fund Average represents the average performance of global equity mutual funds as tracked by Lipper, Inc.
**** From April 30, 1998, the date closest to the Fund's inception for which data is available.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


SHAREHOLDER FEES
  (fees paid directly from your investment):
Sales Charge ...................................................................    NONE
Redemption Fee (for shares held less than 60 days) payable to the Fund .........    2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................    1.00%
Distribution (Rule 12b-1) Expenses(1) ..........................................    0.25%
Other Expenses .................................................................    0.56%
                                                                                    ----
Total Annual Fund Operating Expenses ...........................................    1.81%
                                                                                    ----
Fee Waiver and/or Expense Reimbursement(2) .....................................   (0.31)%
                                                                                    ----
Net Annual Fund Operating Expenses(2) ..........................................    1.50%
                                                                                    ====

------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(2) The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50% through December 31, 2004 for the Class AAA Shares. In addition, during the two-year period following any waiver or reimbursement by the Adviser, the Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50% on an annualized basis for the Class AAA Shares.

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        1 YEAR              3 YEARS            5 YEARS           10 YEARS
      -----------         -----------        -----------        -----------
         $153                $539               $951              $2,101


--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

                       GLOBAL CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o you are a long-term investor
      o you seek growth of capital
      o you seek to diversify your investments outside the U.S.
      o you are seeking monthly distributions

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are conservative in your investment approach
      o you seek stability of principal more than growth of capital

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

                       GLOBAL CONVERTIBLE SECURITIES FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                1995   12.6%
                                1996    5.5%
                                1997    2.8%
                                1998    8.6%
                                1999   51.1%
                                2000  -14.0%
                                2001  -13.2%
                                2002   -4.9%
                                2003   21.5%



During the period shown in the bar chart, the highest return for a quarter was 20.3% (quarter ended December 31, 1999) and the lowest return for a quarter was (13.0)% (quarter ended September 30, 2001).


           AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE FEBRUARY 3,
     (FOR THE PERIODS ENDED DECEMBER 31, 2003)         PAST ONE YEAR     PAST FIVE YEARS           1994*
     ------------------------------------------       --------------     ---------------      -----------------
Global Convertible Securities Fund Class AAA Shares:
    Return Before Taxes ................................     21.48%              5.43%                5.77%
    Return After Taxes on Distributions ................     20.88%              4.06%                4.06%
    Return After Taxes on Distributions
        and Sale of Fund Shares ........................     20.58%              5.47%                4.78%
MSCI AC World Free Index** .............................     34.63%              0.02%                6.52%
UBS Global Convertible Index*** ........................     24.57%              7.22%                7.89%
Lipper Convertible Securities Fund Average**** .........     26.71%              6.82%                8.47%

------------------------
* From February 3, 1994, the date that the Fund commenced investment operations.
** The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is a widely recognized, unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
*** The UBS Global Convertible Index is an unmanaged index composed of global convertible securities. The Index figures do not reflect any deduction for fees, expenses or taxes.
**** The Lipper Convertible Securities Fund Average represents the average performance of convertible securities mutual funds as tracked by Lipper, Inc.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


SHAREHOLDER FEES
  (fees paid directly from your investment):
Sales Charge ...................................................................  NONE
Redemption Fee (for shares held less than 60 days) payable to the Fund .........  2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................  1.00%
Distribution (Rule 12b-1) Expenses(1) ..........................................  0.25%
Other Expenses .................................................................  0.81%
Total Annual Fund Operating Expenses(2) ........................................  2.06%

------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(2) The Fund has a voluntary fee waiver that may be revoked at any time at the discretion of the Adviser. Under this voluntary fee waiver, the Adviser has agreed to waive its advisory fees to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00% for Class AAA Shares. The fee waiver and total annual operating expenses are:

    Fee Waiver and/or Expense Reimbursement .................................  (0.06)%
    Total Annual Operating Expenses After Fee Waiver .........................  2.00%


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


      1 YEAR             3 YEARS             5 YEARS           10 YEARS
    -----------        -----------         -----------        -----------
       $209               $646               $1,108             $2,390


                         INVESTMENT AND RISK INFORMATION

Each Fund invests primarily in common stocks (or, in the case of the Global Convertible Securities Fund, in securities convertible into common stock) of companies which that Fund's portfolio management team believes are likely to have rapid growth in revenues and earnings and the potential for above average capital appreciation. The Adviser invests in companies whose stocks are selling at a significant discount to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.

Undervaluation of a company's stock can result from a variety of factors, such as a lack of investor recognition of:

      o the underlying value of a company's fixed assets,
      o the value of a consumer or commercial franchise,
--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------
      o changes in the economic or financial  environment affecting the company,
      o new, improved or unique products or services,
      o new or rapidly expanding markets,
      o technological developments or advancements affecting the company or its products, or
      o changes in governmental regulations, political climate or competitive conditions.

The actual events that may lead to a significant increase in the value of a company's securities include:

      o a change in the company's  management policies,
      o an investor's purchase of a large portion of the company's stock,
      o a merger or reorganization or recapitalization of the company, o a sale of a division of the company,
      o a tender offer (an offer to purchase investors' shares),
      o the spin-off to shareholders of a subsidiary, division or other substantial assets, or
      o the retirement or death of a senior officer or substantial shareholder of the company.

In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

The investment policy of each of the Global Telecommunications Fund and the Global Convertible Securities Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.

The Funds may also use the following investment technique:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities, money market instruments, obligations of the U.S. government and its agencies and instrumentalities or repurchase agreements. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.

Investing in the Funds involves the following risks:

      o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

      o FUND AND MANAGEMENT RISK. If a portfolio management team's judgment in selecting securities is incorrect or if the market segment in which a Fund invests has poor performance or falls out of favor with investors, a Fund could underperform the stock market or its peers. A Fund could also fail to meet its investment objective. If the portfolio management team's assessment of the values of the securities a Fund holds, or no event occurs which surfaces value, then the value of that Fund's shares may decline.

      o NON-DIVERSIFICATION RISK. Each Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities ofa single company to a greater extent than a diversified investment company. Because each Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Funds may buy.

      o INDUSTRY CONCENTRATION RISK. Global Telecommunications Fund only -- The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

        reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

      o INDUSTRY RISK. Certain industries in which the Funds may invest are subject to governmental regulation and a greater price volatility than the overall market and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

        Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.

        Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Funds may invest be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

      O LOW CREDIT  QUALITY RISK.  GLOBAL  CONVERTIBLE  SECURITIES  FUND ONLY --
        Because many convertible securities are rated below investment grade, the Fund may invest without limit in securities rated lower than BBB by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P") or Caa or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated BB or lower by S&P or Ba or lower by Moody's may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Fund's NAV.

      O CONVERTIBLE  SECURITIES AND CREDIT RISK. GLOBAL  CONVERTIBLE  SECURITIES
        FUND ONLY -- The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.

      o PORTFOLIO TURNOVER RISK. The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Funds' expenses which could negatively affect the Funds' performance.

--------------------------------------------------------------------------------
                                                                              15

      O FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:


            o These risks may include the seizure by the  government  of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.
            o Enforcing  legal  rights  may be  difficult,  costly  and  slow in foreign countries, and there may be special problems enforcing claims against foreign governments.
            o Foreign  companies may not be subject to  accounting  standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.
            o Foreign  markets  may be less liquid and more  volatile  than U.S.
              markets.
            o Foreign  securities  often trade in currencies other than the U.S.
              dollar, and the Funds may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Funds to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Funds' foreign currency holdings.
            o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


Each Fund's investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

                             MANAGEMENT OF THE FUNDS

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment programs and manages the operations of the Funds under the general supervision of the Funds' Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group
Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, the Adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth below:


                                            ANNUAL ADVISORY FEE -                  ADVISORY FEE PAID FOR
                                              CONTRACTUAL RATE                  FISCAL YEAR ENDED 12/31/03
                                     (AS A PERCENTAGE OF AVERAGE DAILY       (AS A PERCENTAGE OF AVERAGE DAILY
           FUND                                  NET ASSETS)                            NET ASSETS)
          --------                    ---------------------------------      ----------------------------------
Global Telecommunications Fund                      1.00%                                    1.00%
Global Growth Fund                                  1.00%                                    1.00%
Global Opportunity Fund                             1.00%                                    0.69%*
Global Convertible Securities Fund                  1.00%                                    0.94%*

------------------------
 * After reimbursement of expenses to the Fund.

--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------


The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total
Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50% for Class AAAShares of the Global Opportunity Fund. This fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2004. The Adviser voluntarily has agreed to waive its investment advisory fee to the extent necessary to maintain Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00% for Class AAA Shares, respectively, of the Global Convertible Securities Fund. This fee waiver arrangement may be increased or decreased at any time.


In addition, during the two year period following any waiver or reimbursement by the Adviser, the Global Opportunity Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50% for Class AAAShares on an annualized basis.

THE PORTFOLIO MANAGERS. Each of the Global Series Funds are managed by an investment team comprised of Portfolio Managers employed by the Adviser. Principal members of the investment team consist of the following and where appropriate, lead managers are identified.

Mr. Mario J. Gabelli, Chairman, President and Chief Executive Officer of the Adviser since its organization in 1980. Mr. Gabelli is the team member with principal responsibility for the Global Telecommunications Fund.


Mr.  Caesar  Bryan,  Portfolio  Manager of the Gabelli  Gold Fund,  Inc. and the
Gabelli   International   Growth  Fund,   Inc.  and  Senior  Vice  President  of
GAMCOInvestors,  Inc.,  a  wholly-owned  subsidiary  of GBL,since  1994.


Mr. A. Hartswell Woodson III, Portfolio Manager with the Adviser since 1993. Mr. Woodson is the team member with principal responsibility for the Global Convertible Securities Fund.

Mr. Evan Miller, Portfolio Manager and reasearch analyst with the Adviser following the telecommunicatons industry on a regular basis since 2002. Prior to 2002, Mr. Miller worked as a consultant in the telecommunications industry (2001-2002), was Vice President of Business Developement for Viatel (1999-2001) andwas Director of Equity Research for Credit Suisse First Boston (1995-1999) covering European telecommunications.

Mr Ivan Arteaga, Portfolio Manager with the Adviser since 1994.


RULE 12B-1  PLAN.  Each Fund has  adopted a plan  under Rule 12b-1 (the  "Plan")
which authorizes payments by each Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares or pay shareholder service fees. Each Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund or pay shareholder service fees. To the extent any activity is one that a Fund may finance without a distribution plan, each Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                               PURCHASE OF SHARES


You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Funds through the Funds' transfer agent or through registered broker-dealers that have entered into selling agreements with the Distributor specifically with respect to Class AAA Shares.


      O BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "[name of Fund]" to:

--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

        BY MAIL                                        BY PERSONAL DELIVERY
        --------                                       --------------------
        THE GABELLI FUNDS                              THE GABELLI FUNDS
        P.O. BOX 8308                                  C/O BFDS
        BOSTON, MA 02266-8308                          66 BROOKS DRIVE
                                                       BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                        RE: THE GABELLI ("NAME OF") FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

       If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Funds sell their Class AAA Shares at the net asset value next determined after the Funds receive your completed subscription order form, but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.


TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Funds' transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.


GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds'

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------


minimum purchase requirement.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Company, on behalf of the Funds, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Funds verify the account holder's identity.

THIRD PARTY ARRANGEMENTS. The Adviser and its affiliates utilize a portion of their assets, which may include revenues received from 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Funds available to their customers. Subject to tax limitations and approval by the Board of Directors the Funds pay, out of assets other than 12b-1 payments, a portion of these charges representing savings of expenses that a Fund would incur in maintaining shareholder accounts for those who invest in the Fund through these programs if they instead had invested directly in the Fund.

                              REDEMPTION OF SHARES


You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.

The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


If you sell or exchange your shares within 60 days or less after the purchase date, you will be charged a fee of 2.00% of the total redemption amount. This fee is retained by the Company to compensate the Company for the extra expense it incurs because of short-term trading. In addition, the Company hopes that the fee will discourage short-term trading of their shares. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchasing (shares held longest will be redeemed first). The redemption fee will not apply to shares currently held by shareholders and shares purchased through programs (such as certain wrap fee fund programs, supermarket programs and employee benefit plans) that are unable legally or procedurally unable to charge the redemption fee and that the Adviser determines have appropriate anti-short term trading policies in place or are in the process of implementing the ability to charge the redemption fee or police short-term trading. The redemption fee may be modified or discontinued at any time or from time to time.


You may redeem shares through the Distributor or directly from the Funds through the Funds' transfer agent.

      o BY LETTER. You may mail a letter requesting redemption of shares to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account


--------------------------------------------------------------------------------
                                                                              19

--------------------------------------------------------------------------------


        directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872- 5365 (617-328-5000 from outside the United
        States) or visiting our website at www.gabelli.com. You may not redeem shares held through an IRA by the Internet. IRA holders should consult a tax adviser concerning tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures that State Street may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or Internet redemptions.


        1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

        2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Funds accept telephone or Internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after a Fund receives the request. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund(s) shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Funds will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund(s) you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates. The Fund(s) or any of the other funds may impose limitations on, or terminate, the exchange privilege with respect to such Fund(s) or any investor at any time.

In effecting an exchange:

            o you must meet the  minimum  investment  requirements  for the fund whose shares you purchase through exchange;
            o if you are  exchanging to a fund with a higher sales  charge,  you must pay the difference at the time of exchange;
            o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------


            o you may realize a taxable gain or loss;
            o you should read the  prospectus  of the fund whose  shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain a prospectus.


You may exchange shares through the Distributor, directly through the Funds' transfer agent or through a registered broker-dealer.

      o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

      o EXCHANGE BY MAIL. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.


      o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Funds may impose limitations from time to time on Internet exchanges.


You will be given notice 60 days prior to any material change in the exchange privilege.


Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Funds. This charge is set by your broker and does not benefit the Funds or the Adviser in any way. It is in addition to the sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.


                             PRICING OF FUND SHARES

Each Fund's net asset value per share is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


Each Fund's net asset value per share is determined as of the close of regular trading of the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of a Fund's net assets (i.e., the value of its securities and other assets less their liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The Funds use market quotations in valuing their portfolio securities and may also use fair valuation procedures to adjust for stale market quotations. Investments that mature in 60 days or less are valued at amortized cost, which the Directors believe represents fair value. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.


Trading takes place in various foreign markets on days which are not Business Days and therefore a Fund's respective net asset value per share is not calculated. The calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of portfolio securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Board of Directors deems that the particular event would materially affect the net asset value,in which case the value of those securities will be determined by or under the direction of the Board of Directors after taking into account relevant information.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income and capital gains, if any, will be paid annually, except for the Global Convertible Securities Fund which pays dividends monthly. You may have dividends or capital gain
--------------------------------------------------------------------------------
                                                                              21

--------------------------------------------------------------------------------

distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you purchase your shares. You may change this election by notifying the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price without sales charge based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, however the Global Convertible Securities Fund has been distributing $0.10 per share on a monthly basis. To the extent the distributions are in excess of the Global Convertible Securities Fund's taxable income, the distributions will be treated as a non-taxable return of capital. There can be no assurance that the Funds will pay any dividends or realize any capital gains or other income.


                                 TAX INFORMATION

The Funds expect that distributions will consist primarily of investment company taxable income, net capital gains or a return of capital. Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e., gains from assets held by the Funds for one year or less) are taxable to you as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. A redemption of the Funds' shares or an exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares; and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax. The tax basis of your holdings will be reduced to the extent you recieve any distributions treated as a non-taxable return of capital.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.


                             MAILINGS TOSHAREHOLDERS

In our continuing effort to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.

                              FINANCIAL HIGHLIGHTS


The financial highlight tables are intended to help you understand the financial performance for the past five fiscal years of the Funds. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds' Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors for the year ended December 31, 2003 and by other independent auditors for the prior periods. The report of Ernst & Young LLP along with the Funds' financial statements and related notes, are included in each Fund's annual report, which is available upon request.


--------------------------------------------------------------------------------
22

Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended December 31,

                  THE GABELLI GLOBAL TELECOMMUNICATIONS FUND


                                      INCOME
                            FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
              ----------------------------------------------------- --------------------------------------
                                               Net
              Net Asset                   Realized and      Total                   Net
  Period        Value,         Net         Unrealized       from       Net       Realized
   Ended      Beginning    Investment    Gain (Loss) on  Investment Investment    Gain on        Total      Redemption
December 31,  of Period   Income (Loss)   Investments    Operations   Income    Investments  Distributions     Fees
------------  ---------   -------------  --------------  ---------- ----------  -----------  -------------  ----------
CLASS AAA
  2003(c)      $ 9.83        $(0.04)         $ 4.24        $ 4.20         --          --            --       $0.00(a)
  2002(c)       13.96         (0.01)          (4.12)        (4.13)        --          --            --          --
  2001(c)       17.63         (0.07)          (3.58)        (3.65)        --      $(0.02)       $(0.02)         --
  2000(c)       26.95          0.59           (7.13)        (6.54)    $(0.63)      (2.15)        (2.78)         --
  1999          16.62          0.05           13.22         13.27      (0.05)      (2.89)        (2.94)         --

                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                   ----------------------------------------------------------
                                                     Net
               Net Asset           Net Assets    Investment        Operating
  Period        Value,               End of     Income (Loss)    to Expenses to     Portfolio
   Ended        End of     Total     Period      Average Net       Average Net      Turnover
December 31,    Period    Return+  (in 000's)      Assets           Assets(b)         Rate
------------    --------  -------  ----------   -------------    --------------     ---------
CLASS AAA
  2003(c)        $14.03     42.7%   $185,719       (0.38)%            1.62%            11%
  2002(c)          9.83    (29.6)    139,455       (0.05)             1.66              8
  2001(c)         13.96    (20.7)    233,887       (0.45)             1.52             15
  2000(c)         17.63    (24.1)    329,415        2.36              1.46             49
  1999            26.95     80.3     460,483        0.28              1.48             60

--------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Amount represents less than $0.005 per share.
(b) The Fund incurred interest expense during the periods ended December 31, 2003 and 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.61% and 1.64%, respectively.
(c) Per share amounts calculated using the average month-end shares method.

                         THE GABELLI GLOBAL GROWTH FUND


                                              INCOME
                                  FROM INVESTMENT OPERATIONS                                  DISTRIBUTIONS
                           ----------------------------------------      -----------------------------------------------------
                                             Net
                Net Asset               Realized and        Total                         Net
  Period          Value,       Net       Unrealized         from             Net       Realized
   Ended        Beginning  Investment  Gain (Loss) on    Investment      Investment     Gain on       Paid-in-        Total
December 31     of Period     Loss       Investments     Operations        Income     Investments     Capital     Distributions
-----------     ---------  ----------   -------------    ----------      ----------   -----------    ----------   -------------
CLASS AAA
   2003(c)        $11.62     $(0.06)      $   4.86         $   4.80            --           --             --            --
   2002(c)         15.45      (0.08)         (3.75)           (3.83)           --           --             --            --
   2001(c)         20.37      (0.16)         (4.76)           (4.92)           --           --             --            --
   2000(c)         35.17      (0.29)        (12.92)          (13.21)           --      $(1.48)         $(0.11)       $(1.59)
   1999            16.99      (0.13)         19.77            19.64        $(0.00)(a)    (1.46)            --         (1.46)

                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                               ----------------------------------------------------------------------
                                                                             Net
                              Net Asset                   Net Assets      Investment      Operating
  Period                        Value,                      End of           Loss        Expenses to      Portfolio
   Ended           Redemption   End of        Total         Period        to Average     Average Net      Turnover
December 31          Fees       Period       Return+      (in 000's)      Net Assets     Assets (b)         Rate
-----------        --------    --------      -------      ----------      -----------    ------------     ---------
CLASS AAA
   2003(c)          $0.01        $16.43       41.4%       $132,886         (0.45)%           1.71%           63%
   2002(c)            --          11.62      (24.8)        105,034         (0.58)            1.75            82
   2001(c)            --          15.45      (24.2)        178,575         (0.91)            1.75           102
   2000(c)            --          20.37      (37.5)        271,572         (0.95)            1.60            93
   1999               --          35.17      116.1         447,769         (0.85)            1.58            63

---------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Amount represents less than $0.005 per share.
(b) The Fund incurred interest expense during the period ended December 31, 2002, 2001, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.70%,1.59%, 1.49% and 1.55%, respectively.
(c) Per share amounts have been calculated using the average month-end shares outstanding method.

                       THE GABELLI GLOBAL OPPORTUNITY FUND


                                       INCOME
                              FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
               ----------------------------------------------------   ---------------------------------------
                                              Net
                 Net Asset      Net      Realized and       Total                       Net
     Period       Value,    Investment    Unrealized        from          Net        Realized
     Ended      Beginning     Income    Gain (Loss) on   Investment   Investment     Gain on       Total      Redemption
  December 31   of Period     (Loss)      Investments    Operations     Income     Investments  Distributions    Fees
  -----------  -----------  ----------  --------------   ----------   ----------   -----------  ------------- ----------
CLASS AAA
   2003(d)       $  8.87     $ 0.00(c)      $ 3.29         $ 3.29       $(0.01)          --        $(0.01)      $ 0.03
   2002(d)         10.02       0.00(c)       (1.15)         (1.15)          --           --            --           --
   2001(d)         14.24       0.13          (4.25)         (4.12)       (0.10)          --         (0.10)          --
   2000(d)         18.03       0.26          (2.72)         (2.46)       (0.29)      $(1.04)        (1.33)          --
   1999            10.55       0.03           8.30           8.33           --        (0.85)        (0.85)          --

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                    --------------------------------------------------------------------------
                                                     Net          Operating          Operating
                Net Asset           Net Assets   Investment      Expenses to        Expenses to
     Period       Value,              End of    Income (Loss)    Average Net        Average Net      Portfolio
     Ended       End of     Total     Period      to Average    Assets Before      Assets Net of      Turnover
  December 31    Period    Return+  (in 000's)    Net Assets   Reimbursement(a)  Reimbursement(b)       Rate
  -----------  ----------  -------  ----------   ------------  ----------------  -------------------  --------
CLASS AAA
   2003(d)        $12.18     37.4%    $19,305        0.04%          1.83%              1.52%             13%
   2002(d)          8.87    (11.5)     15,000       (0.05)          2.39               1.59               0
   2001(d)         10.02    (28.9)     18,422        1.11           2.00               1.59              31
   2000(d)         14.24    (13.5)     31,023        1.50           1.79               1.50              50
   1999            18.03     79.2      26,779        0.36           1.97               1.03              49

-------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) During the periods December 31, 2003, 2002, 2001, 2000 and 1999, the Adviser reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(b) The Fund incurred interest expense during the periods ended December 31, 2003, 2002, 2001, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 1.50%, 1.50%, 1.50% and 1.00%, respectively.
(c) Amount represents less than $0.005 per share.
(d) Per share data is calculated using the average month-end shares method.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND



                                       INCOME
                             FROM INVESTMENT OPERATIONS                                        DISTRIBUTIONS
                 -----------------------------------------------------  -------------------------------------------------------
                                               Net
                 Net Asset       Net      Realized and         Total                      Net
 Period            Value,    Investment    Unrealized          from         Net        Realized        Return
  Ended          Beginning     Income    Gain (Loss) on     Investment   Investment    Gain on           of           Total
December 31,     of Period     (Loss)      Investments      Operations     Income     Investments     Capital     Distributions
------------     ---------    --------   --------------     ----------  ----------    -----------     -------     -------------
CLASS AAA
   2003(c)        $ 6.66      $ 0.07         $ 1.24         $ 1.31        $(0.11)          --         $(1.09)        $(1.20)
   2002(c)          8.29        0.07          (0.50)         (0.43)        (0.04)          --          (1.16)         (1.20)
   2001(c)         10.86       (0.09)         (1.28)         (1.37)           --       $(0.00)(a)      (1.20)         (1.20)
   2000(c)         13.88       (0.54)         (1.28)         (1.82)           --        (1.20)            --          (1.20)
   1999            10.12       (0.18)          5.33           5.15         (0.03)       (1.36)            --          (1.39)


                                                                                  RATIOS TO AVERAGE
                                                                             NET ASSETS/SUPPLEMENTAL DATA
                                                                    ---------------------------------------------------
                                                                           Net          Operating           Operating
                              Net Asset                Net Assets      Investment      Expenses to         Expenses to
 Period                         Value,                   End of       Income (Loss)    Average Net         Average Net     Portfolio
  Ended         Redemption     End of        Total       Period       to Average     Assets Before        Assets Net of    Turnover
December 31,       Fees        Period       Return+    (in 000's)      Net Assets     Reimbursement      Reimbursement(b)    Rate
------------    ----------    --------      -------     ----------     -----------    --------------    ------------------ ---------
CLASS AAA
   2003(c)         $0.00(a)    $ 6.77        21.5%       $17,281         1.12%            2.07%               2.01%            54%
   2002(c)            --         6.66        (4.9)         9,316         0.97             2.83                2.83             33
   2001(c)            --         8.29       (13.2)         8,288        (0.93)            2.69                2.69             49
   2000(c)            --        10.86       (14.0)        10,552        (3.19)            2.64                2.64             89
   1999               --        13.88        51.1         17,593        (2.29)            2.44                2.44            151

-------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Amount represents less than $0.005 per share.
(b) The Fund incurred interest expense during the years ended December 31, 2003, 2002, 2001, 2000 and 1999. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.82%, 2.67%, 2.46% and 2.42%, respectively.
(c) Per share amounts have been calculated using the average month-end shares outstanding method.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Funds and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        GABELLI GLOBAL SERIES FUNDS, INC.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                                CLASS AAA SHARES

================================================================================

FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
   You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:

                        Gabelli Global Series Funds, Inc.

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com
--------------------------------------------------------------------------------

You can review and/or copy the Funds' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.

      o Free from the EDGAR Database on the Commission's website at www.sec.gov.

(Investment Company Act File No. 811-07896)

--------------------------------------------------------------------------------

                       Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)



                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.


                                TABLE OF CONTENTS
                                -----------------


INVESTMENT AND PERFORMANCE SUMMARY ..................................   2

INVESTMENT AND RISK INFORMATION .....................................  18

MANAGEMENT OF THE FUNDS .............................................  20

CLASSES OF SHARES ...................................................  21

PURCHASE OF SHARES ..................................................  26

REDEMPTION OF SHARES ................................................  27

EXCHANGE OF SHARES ..................................................  28

PRICING OF FUND SHARES ..............................................  29

DIVIDENDS AND DISTRIBUTIONS .........................................  30

TAX INFORMATION .....................................................  30

MAILINGS TO SHAREHOLDERS ............................................  30

FINANCIAL HIGHLIGHTS ................................................  30



GABELLI
GLOBAL
SERIES
FUNDS,
INC.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
THE GABELLI GLOBAL GROWTH FUND
THE GABELLI GLOBAL OPPORTUNITY FUND
THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES




PROSPECTUS


MAY 1, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY

Gabelli Global Series Funds, Inc. (the "Company") currently offers the following four separate investment portfolios (each a "Fund" and collectively, the "Funds"):

     o    The Gabelli Global Telecommunications Fund (the "Global
          Telecommunications Fund")

     o    The Gabelli Global Growth Fund (the "Global Growth Fund")

     o    The Gabelli Global Opportunity Fund (the "Global Opportunity Fund")

     o The Gabelli Global Convertible Securities Fund (the "Global Convertible Securities Fund")

Each Fund is advised by Gabelli Funds, LLC (the "Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.


                         GLOBAL TELECOMMUNICATIONS FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund invests primarily in common stocks of foreign and domestic small capitalization, mid capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission and cable television.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value ("NAV") than funds which invest in a broad range of issuers. In addition, the Fund concentrates its investments in the telecommunications industry which is subject to governmental regulation and a greater price volatility than the overall market and sells products and services that may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological development.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o    you are a long-term investor

     o    you seek growth of capital

     o    you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o    you are seeking a high level of current income

     o    you are conservative in your investment approach

     o    you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years,and ten years compare to those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B and Class C Shares prior to their issuance. Class A, Class B and Class CShares all commenced on March 1, 2000. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         GLOBAL TELECOMMUNICATIONS FUND

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

                                1994    -3.7%
                                1995    16.2%
                                1996     9.0%
                                1997    31.9%
                                1998    34.8%
                                1999    80.3%
                                2000   -24.1%
                                2001   -20.7%
                                2002   -29.5%
                                2003    42.7%


The bar chart above shows the total returns for Class AAA Shares for the periods ended 1994 through 2000 and Class A Shares for the periods ended 2001 through 2003. The Class A, Class B and Class C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 31.0% (quarter ended December 31, 1999) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).




           AVERAGE ANNUAL TOTAL RETURNS                    PAST           PAST            PAST
     (FOR THE PERIODS ENDED DECEMBER 31, 2003)            ONE YEAR      FIVE YEARS      TEN YEARS
     -----------------------------------------            --------      ----------      ---------
Global Telecommunications Fund Class A Shares*
    Return Before Taxes ..........................         34.52%          0.57%           8.35%
    Return After Taxes on Distributions ..........         34.52%         (0.87)%          6.67%
    Return After Taxes on Distributions
        and Sale of Fund Shares ..................         25.38%         (0.10)%          6.42%
Class B Shares*
    Return Before Taxes ..........................         37.26%          1.05%           8.70%
Class C Shares*
    Return Before Taxes ..........................         40.75%          1.21%           8.69%
MSCI AC  World Free Index** ......................         34.63%          0.02%           7.15%
Citigroup Global Telecommunications Index*** .....         40.20%         (7.01)%          4.62%

------------------------
* Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge, but Class A Shares do not reflect the higher expenses applicable to Class B and Class C Shares.
** The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is an unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
*** The Citigroup Global Telecommunications Index is a widely recognized, unmanaged index composed of global equity securities of companies in the telecommunications industry. The Index figures do not reflect any deduction for fees, expenses or taxes.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                              CLASS A       CLASS B        CLASS C
                                                              SHARES        SHARES         SHARES
                                                             ---------     ---------      ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Redemption Fee (for shares held less than 60 days)
  payable to the Fund ............................             2.00%          2.00%(6)       2.00%(6)
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ............             5.75% (1)      None           None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price (4)) ......             None (2)       5.00% (3)      1.00% (3)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ..................................             1.00%          1.00%          1.00%
Distribution and Service (Rule 12b-1) Expenses (5)             0.25%          1.00%          1.00%
Other Expenses ...................................             0.37%          0.37%          0.37%
                                                               ----           ----           ----
Total Annual Operating Expenses ..................             1.62%          2.37%          2.37%
                                                               ====           ====           ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.
(4) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower.
(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(6) For Class B and Class C, the 2.00% redemption fee applies to shares purchased on or after July 1, 2004.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                         1 YEAR            3 YEARS          5 YEARS          10 YEARS
                                         ------            -------          -------          --------
Class A Shares
     - assuming redemption .......        $730             $1,057            $1,406           $2,386
     - assuming no redemption ....        $730             $1,057            $1,406           $2,386
Class B Shares
     - assuming redemption .......        $740             $1,039            $1,465           $2,520
     - assuming no redemption ....        $240             $  739            $1,265           $2,520
Class C Shares
     - assuming redemption .......        $340             $  739            $1,265           $2,706
     - assuming no redemption ....        $240             $  739            $1,265           $2,706


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies involved in the global marketplace. The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. To achieve the Fund's primary objective of capital appreciation, the Adviser's portfolio management team for the Fund employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The Fund invests in companies at the forefront of accelerated growth.

The Adviser strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, the Adviser looks for solid franchises, ideally with unique copyrights that can add to overall value creation. Lastly, the Adviser likes growth and therefore looks to businesses involved in the ever-evolving communication revolution. Looking forward, the Adviser continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.

In selecting investments, the Adviser seeks companies participating in emerging technological advances in interactive services and products (e.g., computer software) that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The Fund will invest in companies which the portfolio management team believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. In addition, the Fund may invest in specific industries which are subject to governmental regulation, have a greater price volatility than the overall market or sell products and services that may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological development. Many countries also impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risk resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

YOU MAY WANT TO INVEST IN THE FUND IF:

     o    you are a long-term investor
     o    you seek growth of capital
     o    you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o    you are seeking a high level of current income
     o    you are conservative in your investment approach
     o    you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years and the life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAAShares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B and Class C Shares prior to their issuance. Class A, Class B and Class CShares all commenced on March 1, 2000. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

                               GLOBAL GROWTH FUND

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

                                 1995    17.9%
                                 1996    12.5%
                                 1997    41.7%
                                 1998    28.9%
                                 1999   116.1%
                                 2000   -37.5%
                                 2001   -24.1%
                                 2002   -24.8%
                                 2003    41.4%


The bar chart above shows the total returns for Class AAA Shares for the periods ended 1995 through 2000 and Class A Shares for the periods ended 2001 through 2003. The Class A, Class B and Class C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 47.4% (quarter ended December 31, 1999) and the lowest return for a quarter was (23.8)% (quarter ended September 30, 2001).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE FEBRUARY 7,
     (FOR THE PERIODS ENDED DECEMBER 31, 2003)        PAST ONE YEAR       PAST FIVE YEARS          1994*
     -----------------------------------------        -------------       ---------------          -----
Global Growth Fund Class A Shares**
    Return Before Taxes ....................             33.31%                0.55%              9.93%
    Return After Taxes on Distributions ....             33.31%               (0.02)%             8.41%
    Return After Taxes on Distributions
        and Sale of Fund Shares ............             24.42%                0.05%              7.89%
Class B Shares**
    Return Before Taxes ....................             35.65%                1.06%             10.29%
Class C Shares**
    Return Before Taxes ....................             39.41%                1.16%             10.26%
MSCI AC World Free Index*** ................             34.63%                0.02%              6.52%
Lipper Global Fund Average**** .............             32.09%                2.20%              7.00%

------------------------
* From February 7, 1994, the date that the Fund's Class AAAShares commenced investment operations.
** Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge, but Class A Shares do not reflect the higher expenses applicable to Class B and Class C Shares.
*** The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is a widely recognized, unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
**** The Lipper Global Fund Average represents the average performance of global equity mutual funds as tracked by Lipper, Inc.


Actual after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class AShares. Actual after-tax returns for other classes will vary due to the differences in expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                           CLASS A              CLASS B            CLASS C
                                                           SHARES               SHARES             SHARES
                                                          ---------            ---------          ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Redemption Fee (for shares held less than 60 days)
  payable to the Fund ............................           2.00%               2.00%(6)            2.00%(6)
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ............           5.75% (1)           None                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price (4)) ......           None (2)            5.00% (3)           1.00% (3)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ..................................           1.00%               1.00%               1.00%
Distribution and Service (Rule 12b-1) Expenses (5)           0.25%               1.00%               1.00%
Other Expenses ...................................           0.46%               0.46%               0.46%
                                                             ----                ----                ----
Total Annual Operating Expenses ..................           1.71%               2.46%               2.46%
                                                             ====                ====                ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.
(4) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower.
(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(6) For Class B and Class C, the 2.00% redemption fee applies to shares purchased on or after July 1, 2004.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 YEAR          3 YEARS           5 YEARS           10 YEARS
                                        ------          -------           -------           --------
Class A Shares
     - assuming redemption ...........   $739            $1,083            $1,450            $2,478
     - assuming no redemption ........   $739            $1,083            $1,450            $2,478
Class B Shares
     - assuming redemption ...........   $749            $1,067            $1,511            $2,611
     - assuming no redemption ........   $249            $  767            $1,311            $2,611
Class C Shares
     - assuming redemption ...........   $349            $  767            $1,311            $2,796
     - assuming no redemption ........   $249            $  767            $1,311            $2,796


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             GLOBAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 65% of its total assets in common stock of companies which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

YOU MAY WANT TO INVEST IN THE FUND IF:

     o    you are a long-term investor

     o    you seek growth of capital

     o    you seek to diversify your investments outside the U.S.

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

     o    you are seeking a high level of current income

     o    you are conservative in your investment  approach

     o    you seek stability of principal more than growth of capital

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years and life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B and Class C Shares prior to their issuance. Class A and Class B Shares both commenced on March 1, 2000 and Class C Shares were continuously outstanding commencing on November 23, 2001. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.



                            GLOBAL OPPORTUNITY FUND

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

                               1999    79.2%
                               2000   -13.5%
                               2001   -29.0%
                               2002   -11.3%
                               2003    37.4%



The bar chart above shows the total returns for Class AAA Shares for the periods ended 1999 through 2000 and Class A Shares for the periods ended 2001 through 2003. The Class A, Class B and Class C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 38.9% (quarter ended December 31, 1999) and the lowest return for a quarter was (22.6)% (quarter ended September 30, 2001).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                PAST               PAST         SINCE MAY 11,
     (FOR THE PERIODS ENDED DECEMBER 31, 2003)        ONE YEAR          FIVE YEARS        1998*
     -----------------------------------------        --------          ----------        -----
Global Opportunity Fund Class A Shares**
    Return Before Taxes ..........................     29.52%            4.83%            6.05%
    Return After Taxes on Distributions ..........     29.49%            3.74%            4.77%
    Return After Taxes on Distributions
        and Sale of Fund Shares ..................     21.39%            3.16%            4.44%
Class B Shares**
    Return Before Taxes ..........................     31.81%            5.26%            6.58%
Class C Shares**
    Return Before Taxes ..........................     36.75%            6.17%            7.25%
MSCI AC  World Free Index*** .....................     34.63%            0.02%            1.08%*****
Lipper Global Fund Average**** ...................     32.09%            2.20%            1.65%

------------------------
* From May 11, 1998, the date that the Fund's Class AAA Shares commenced investment operations.
** Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge, but Class A Shares do not reflect the higher expenses applicable to Class B and Class C Shares.
*** The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is a widely recognized, unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
**** The Lipper Global Fund Average represents the average performance of global equity mutual funds as tracked by Lipper, Inc.
***** From April 30, 1998, the date closest to the Fund's inception for which data is available.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class AShares. After-tax returns for other classes will vary due to the differences in expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                CLASS A             CLASS B              CLASS C
                                                                SHARES              SHARES               SHARES
                                                                --------            --------             --------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Redemption Fee (for shares held less than 60 days)
  payable to the Fund .................................          2.00%                2.00%(7)             2.00%(7)
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) .................          5.75% (1)            None                 None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price (4)) ...........          None (2)             5.00% (3)            1.00% (3)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees .......................................          1.00%                1.00%                1.00%
Distribution and Service (Rule 12b-1) Expenses (5) ....          0.25%                1.00%                1.00%
Other Expenses ........................................          0.56%                0.56%                0.56%
                                                                 ----                 ----                 ----
Total Annual Operating Expenses .......................          1.81%                2.56%                2.56%
                                                                 ----                 ----                 ----
Fee Waiver and/or Expense Reimbursement (6) ...........         (0.31)%              (0.31)%              (0.31)%
                                                                 ----                 ----                 ----
Net Annual Operating Expenses (6) .....................          1.50%                2.25%                2.25%
                                                                 ====                 ====                 ====

------------------------
(1)   The sales charge declines as the amount invested increases.
(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within 24 months of such  purchase  may be  subject to a  deferred  sales  charge of
      1.00%.
(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.
(4) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower.
(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(6) The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 1.50%, 2.25% and 2.25% for Class A, B and C Shares, respectively, at least through December 31, 2004. In addition, during the two-year period following any waiver or reimbursement by the Adviser, the Fund has agreed to repay such amount to the extent, that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50%, 2.25% and 2.25% on an annualized basis for Class A, Class B and Class C Shares, respectively.
(7) For Class B and Class C, the 2.00% redemption fee applies to shares purchased on or after July 1, 2004.

EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR       3 YEARS           5 YEARS          10 YEARS
                                           ------       -------           -------          --------
Class A Shares
     - assuming redemption .............    $719         $1,083            $1,471            $2,555
     - assuming no redemption ..........    $719         $1,083            $1,471            $2,555
Class B Shares
     - assuming redemption .............    $728         $1,067            $1,533            $2,688
     - assuming no redemption ..........    $228         $  767            $1,333            $2,688
Class C Shares
     - assuming redemption .............    $328         $  767            $1,333            $2,872
     - assuming no redemption ..........    $228         $  767            $1,333            $2,872


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       GLOBAL CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its net assets in convertible securities. Convertible Securities are bonds, debentures, corporate notes, preferred stocks and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. Securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor
      o     you seek growth of capital
      o     you seek to diversify your investments outside the U.S.
      o     you are seeking monthly distributions

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o     you are conservative in your investment approach
      o     you seek stability of principal more than growth of capital

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years and the life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAA Shares, which are not offered in this prospectus, is used to calculate the performance of Class A, Class B and Class C Shares prior to their issuance. Class A, Class B and Class CShares have been continuously outstanding since May 2, 2001, March 28, 2001 and November 26, 2001, respectively. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average total returns for one year, five years and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance of the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.



                       GLOBAL CONVERTIBLE SECURITIES FUND

                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS

                                 1995    12.6%
                                 1996     5.5%
                                 1997     2.8%
                                 1998     8.6%
                                 1999    51.1%
                                 2000   -14.0%
                                 2001   -13.2%
                                 2002    -4.7%
                                 2003    21.5%


The bar chart above shows total returns for Class AAAShares for the periods ended 1995 through 2001 and Class A Shares for the periods ended 2002 and 2003. Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 20.3% (quarter ended December 31, 1999) and the lowest return for a quarter was (13.0)% (quarter ended September 30, 2001).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                        PAST             PAST        SINCE FEBRUARY 3,
     (FOR THE PERIODS ENDED DECEMBER 31, 2003)               ONE YEAR         FIVE YEARS         1994*
     -----------------------------------------               --------         ----------         -----
Global Convertible Securities Fund
Class A Shares**
    Return Before Taxes ...............................       14.42%            4.21%            5.15%
    Return After Taxes on Distributions ...............       13.92%            1.91%            2.97%
    Return After Taxes on Distributions
        and Sale of Fund Shares .......................       12.55%            3.15%            3.79%
Class B Shares**
    Return Before Taxes ...............................       17.27%            4.75%            5.55%
Class C Shares**
    Return Before Taxes ...............................       19.98%            5.15%            5.63%
MSCI AC World Free Index*** ...........................       34.63%            0.02%            6.52%
UBS Global Convertible Index**** ......................       24.57%            7.22%            7.89%
Lipper Convertible Securities Fund Average***** .......       26.71%            6.82%            8.47%

------------------------
* From February 3, 1994, the date that the Fund's Class AAA Shares commenced investment operations.
** Class A Shares include the effect of the initial sales charge and Class B and Class C Shares include the effect of the contingent deferred sales charge, but do not reflect the higher expenses applicable to Class B and Class C Shares.
*** The Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index is a widely recognized, unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
**** The UBS Global Convertible Index is an unmanaged index composed of global convertible securities. The Index figures do not reflect any deduction for fees, expenses or taxes.
***** The Lipper Convertible Securities Fund Average represents the average performance of convertible securities mutual funds as tracked by Lipper, Inc.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                       CLASS A           CLASS B              CLASS C
                                                                       SHARES             SHARES              SHARES
                                                                       -------           ---------            --------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Redemption Fee
  (for shares held less than 60 days) Payable to the Fund ....          2.00%               2.00% (7)           2.00% (7)
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ........................          5.75% (1)           None                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price (4)) ..................          None (2)            5.00% (3)           1.00% (3)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ..............................................          1.00%               1.00%               1.00%
Distribution and Service (Rule 12b-1) Expenses (5) ...........          0.25%               1.00%               1.00%
Other Expenses ...............................................          0.81%               0.81%               0.81%
                                                                        ----                ----                ----
Total Annual Operating Expenses (6) ..........................          2.06%               2.81%               2.81%
                                                                        ====                ====                ====

------------------------
(1)   The sales charge declines as the amount invested increases.
(2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twelve months after purchase.
(4) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower.
(5) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(6) The Adviser has a voluntary fee waiver that may be revoked at any time at the discretion of the Adviser. Under this voluntary fee waiver, the Adviser has agreed to waive its investment advisory fees to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.75% and 2.75% for Class A, B and C Shares, respectively. The fee waiver and total annual operating expenses are:

                                                              CLASS A         CLASS B          CLASS C
                                                              SHARES          SHARES            SHARES
                                                              ------          ------            ------
    Fee Waiver and/or Expense Reimbursement ...............   (0.06)%          (0.06)%          (0.06)%
    Total Annual Operating Expenses After Fee Waiver ......    2.00%            2.75%            2.75%

(7) For Class B and Class C, the 2.00% redemption fee applies to shares purchased on or after July 1, 2004.


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR          3 YEARS          5 YEARS           10 YEARS
                                                ------          -------          -------           --------
Class A Shares
     - assuming redemption..................     $772            $1,184           $1,620            $2,827
     - assuming no redemption...............     $772            $1,184           $1,620            $2,827
Class B Shares
     - assuming redemption..................     $784            $1,171           $1,684            $2,959
     - assuming no redemption...............     $284            $  871           $1,484            $2,959
Class C Shares
     - assuming redemption..................     $384            $  871           $1,484            $3,138
     - assuming no redemption...............     $284            $  871           $1,484            $3,138


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         INVESTMENT AND RISK INFORMATION

Each Fund invests primarily in common stocks (or, in the case of the Global Convertible Securities Fund, in securities convertible into common stock) of companies which that Fund's portfolio management team believes are likely to have rapid growth in revenues and earnings and the potential for above average capital appreciation. The Adviser invests in companies whose stocks are selling at a significant discount to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.

Undervaluation of a company's stock can result from a variety of factors, such as a lack of investor recognition of:

     o    the underlying value of a company's fixed assets,
     o    the value of a consumer or commercial franchise,
     o changes in the economic or financial environment affecting the company,
     o    new, improved or unique products or services,
     o    new or rapidly expanding markets,
     o technological developments or advancements affecting the company or its products, or
     o changes in governmental regulations, political climate or competitive conditions.

The actual events that may lead to a significant increase in the value of a company's securities include:

     o    a change in the company's management policies,
     o    an investor's purchase of a large portion of the company's stock,
     o    a merger or reorganization or recapitalization of the company,
     o    a sale of a division of the company,
     o    a tender offer (an offer to purchase investors' shares),
     o the spin-off to shareholders of a subsidiary, division or other substantial assets, or
     o the retirement or death of a senior officer or substantial shareholder of the company.

In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

The investment policy of each of the Global Telecommunications Fund and the Global Convertible Securities Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.

The Funds may also use the following investment techniques:

     o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities, money market instruments, obligations of the U.S. government and its agencies and instrumentalities or repurchase agreements. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.

Investing in the Funds involves the following risks:

     o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

     o FUND AND MANAGEMENT RISK. If a portfolio management team's judgment in selecting securities is incorrect or if the market segment in which a Fund invests has poor performance or falls out of favor with investors, a Fund could underperform the stock market or its peers. A Fund could also fail to meet its investment objective. If the portfolio management team's assessment of the values of the securities a fund holds is incorrect, or no event occurs which surfaces value, then the value of that Fund's shares may decline.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     o NON-DIVERSIFICATION RISK. Each Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of a single company to a greater extent than a diversified investment company. Because each Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Funds may buy.

     o INDUSTRY CONCENTRATION RISK. GLOBAL TELECOMMUNICATIONS FUND ONLY -- The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

     o INDUSTRY RISK. Certain industries in which the Funds may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

          Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.

          Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Funds may invest be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

     o LOW CREDIT QUALITY RISK. GLOBAL CONVERTIBLE SECURITIES FUND ONLY--Because many convertible securities are rated below investment grade, the Fund may invest without limit in securities rated lower than BBB by Standard & Poor's Rating Services, a division of the
          McGraw-Hill Companies, Inc. ("S&P") or Caa or lower by Moody's Investors Service, Inc. ("Moody's"), if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated BB or lower by S&P or Ba or lower by Moody's may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Fund's NAV.

     o CONVERTIBLE SECURITIES AND CREDIT RISK. GLOBAL CONVERTIBLE SECURITIES FUND ONLY--The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

          convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.

     o PORTFOLIO TURNOVER RISK. The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies.
          Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Funds' expenses which could negatively affect the Funds' performance.

     o FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.

          o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          o Foreign markets may be less liquid and more volatile than U.S. markets.

          o Foreign securities often trade in currencies other than the U.S. dollar, and the Funds may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Funds to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Funds' foreign currency holdings.

          o    Costs  of  buying,   selling  and  holding  foreign   securities,
               including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Each Fund's investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

                             MANAGEMENT OF THE FUNDS

THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment programs and manages the operations of the Funds under the general supervision of the Fund's Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group
Capital Partners, Inc. (formerly named, Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

As compensation for its services and the related expenses borne by the Adviser, the Adviser is entitled to an advisory fee computed daily and payable monthly, at the annual rates set forth below:


                                           ANNUAL ADVISORY FEE-                     ADVISORY FEE PAID FOR
                                             CONTRACTUAL RATE                    FISCAL YEAR ENDED 12/31/03
                                    (AS A PERCENTAGE OF AVERAGE DAILY         (AS A PERCENTAGE OF AVERAGE DAILY
FUND                                            NET ASSETS)                              NET ASSETS)
----                                            -----------                              -----------
Global Telecommunications Fund                     1.00%                                   1.00%
Global Growth Fund                                 1.00%                                   1.00%
Global Opportunity Fund                            1.00%                                   0.69%*
Global Convertible Securities Fund                 1.00%                                   0.94%*


------------------------
*    After reimbursement of expenses to the Fund.


The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50%, 2.25% and 2.25% for Class A, B and C Shares, respectively of the Global Opportunity Fund. This fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2004. The Adviser voluntarily has agreed to waive its investment advisory fee to the extent necessary to maintain Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%, 2.75% and 2.75% for Class A, Class B and Class C Shares, respectively, of the Global Convertible Securities Fund. This fee waiver arrangement may be increased or decreased at any time.

In addition, during the two year period following any waiver or reimbursement by the Adviser, the Global Opportunity Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50%, 2.25% and 2.25% on an annualized basis for Class A, B and C Shares, respectively.


THE PORTFOLIO MANAGERS. Each of the Global Series Funds are managed by an investment team composed of Portfolio Managers employed by the Adviser. Principal members of the investment team consist of the following and where appropriate, lead managers are identified.

Mr. Mario J. Gabelli, Chairman, President and Chief Executive Officer of the Adviser since its organization in 1980. Mr. Gabelli is the team member with principal responsibility for the Global Telecommunications Fund.


Mr. Caesar Bryan, Portfolio Manager of the Gabelli Gold Fund, Inc. and the Gabelli International Growth Fund, Inc. and a Senior Vice President of GAMCOInvestors, Inc., a wholly-owned subsidiary of GBL,since 1994.


Mr. A. Hartswell Woodson III, Portfolio Manager with the Adviser since 1993. Mr. Woodson is the team member with principal responsibility for the Global Convertible Securities Fund.

Mr. Evan Miller, Portfolio Manager and reasearch analyst with the Adviser following the telecommunicatons industry on a regular basis since 2002. Prior to 2002, Mr. Miller worked as a consultant in the telecommunications industry (2001-2002), was Vice President of Business Developement for Viatel (1999-2001) and was Director of Equity Research for Credit Suisse First Boston (1995-1999) covering European telecommunications.

Mr. Ivan Arteaga, Portfolio Manager with the Adviser since 1994.

                               CLASSES OF SHARES


Three classes of the Funds' shares are offered in this prospectus - Class A Shares, Class B Shares and Class C Shares. Class AAAShares of the Funds are described in a separate prospectus. The table below summarizes the differences among the classes of shares.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     o A "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

     o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

     o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on a Fund's average daily net assets attributable to the particular class of shares.



----------------------------------------------------------------------------------------------------------------------------------
                                   CLASS A SHARES                           CLASS B SHARES                 CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------------------
Front-End Sales Load?           Yes. The percentage declines            No.                             No.
                                as the amount invested
                                increases.
----------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales       No, except for shares redeemed          Yes, for shares redeemed        Yes, for shares redeemed
Charge?                         within twenty-four months               within seventy-two months       within twelve months
                                after purchase as part                  after purchase. Declines        after purchase.
                                of an investment greater than           over time.
                                $2 million if no front-end sales
                                charge was paid at the time of
                                purchase.
----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee                  0.25%                                   1.00%                           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Convertible to Another Class?   No.                                     Yes. Automatically convert to   No.
                                                                        Class A Shares approximately
                                                                        ninety-six months after
                                                                        purchase.
----------------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels             Lower annual expenses than              Higher annual expenses than     Higher annual expenses than
                                Class B or Class C Shares.              Class A Shares.                 Class A Shares.
----------------------------------------------------------------------------------------------------------------------------------

In selecting a class of shares in which to invest, you should consider:

     o    the length of time you plan to hold the shares

     o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if a Fund's assets increase in value and decreases if a Fund's assets decrease in value

     o whether you qualify for a reduction or waiver of the Class A sales charge


     o that Class B Shares convert to Class A Shares approximately ninety-six months (eight years) after purchase


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                       IF YOU...                                                        THEN YOU SHOULD CONSIDER...
----------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end sales load           purchasing Class C Shares instead of either Class A Shares
  and intend to hold your shares for only a few years                   or Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end sales load           purchasing Class B Shares instead of either Class A Shares
  and intend to hold your shares for several years                      or Class C Shares
----------------------------------------------------------------------------------------------------------------------------------
o do not qualify for a reduced or waived front-end sales load           purchasing Class A Shares
  and intend to hold your shares indefinitely
----------------------------------------------------------------------------------------------------------------------------------


SALES CHARGE - CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:


                                          SALES CHARGE             SALES CHARGE              REALLOWANCE
                                           AS % OF THE                AS % OF                    TO
AMOUNT OF INVESTMENT                     OFFERING PRICE*          AMOUNT INVESTED          BROKER-DEALERS
--------------------                     ---------------          ---------------          --------------
Under $50,000 ......................          5.75%                    6.10%                   5.00%
$50,000 but under $100,000 .........          4.50%                    4.71%                   3.75%
$100,000 but under $250,000 ........          3.50%                    3.62%                   2.75%
$250,000 but under $500,000 ........          2.50%                    2.56%                   2.00%
$500,000 but under $1 million ......          2.00%                    2.04%                   1.75%
$1 million but under $2 million ....          1.00%                    1.01%                   1.00%
$2 million but under $3 million ....          0.00%**                  0.00%                   1.00%
$3 million or more .................          0.00%**                  0.00%                   0.50%

------------------------
*    Includes front-end sales load.
**   Subject to a 1.00% CDSC for two years after purchase.

If you sell or exchange your Class A shares within 60 days or less after the purchase date you will be charged a redemption fee of 2.00% of the total redemption amount.

SALES CHARGE REDUCTIONS AND WAIVERS - CLASS A SHARES:


You may qualify for a reduced sales charge, or a waiver of sales charges, on purchases of Class A Shares. The requirements are described in the following paragraphs. To receive a reduction that you qualify for, you may have to provide additional information to your broker or other service agent. For more information about sales charge discounts and waivers, consult with your broker or other service provider.

     1. VOLUME DISCOUNTS. In order to determine whether you qualify for a volume discount under the sales charge schedule above, you may combine your new investment and your existing investments in Class A Shares with those of your immediate family (spouse and children under age
          21), your and their IRAs and other employee benefit plans and trusts and other fiduciary accounts for your and their benefit. You may also include Class A Shares of any other open-end investment company managed by the Adviser or its affiliates that are held in any of the foregoing accounts. You may base your eligibility on the current value of these holdings. Your broker may require you to document holdings from other accounts, which may include accounts at other brokers.

     2. LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of a Fund and submit a Letter of Intent (the "Letter") to your broker or Gabelli &Company, Inc., the Funds' distributor (the "Distributor"), you may make purchases of Class A Shares of that Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter. For more information on the Letter, call your broker.


     3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of each Fund may be

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


          offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption;
          (3) tax-exempt organizations enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to
          Section 457 of the Code that have established omnibus accounts with the Fund or an intermediary; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Funds' Distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Funds' Distributor, and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm.

REDEMPTION FEE - CLASS B AND CLASS C SHARES:

For Class B and Class C Shares bought on or after July 1, 2004, if you sell or exchange your shares within 60 days or less after the purchase date you will be charged a redemption fee of 2.00% of the total redemption amount.


CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

     o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase

     o    Class B Shares within approximately seventy-two months of buying them


     o    Class C Shares within approximately twelve months of buying them



The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                             CLASS B SHARES
            YEARS SINCE PURCHASE                                 CDSC
            --------------------                                 ----
            First .....................................          5.00%
            Second ....................................          4.00%
            Third .....................................          3.00%
            Fourth ....................................          3.00%
            Fifth .....................................          2.00%
            Sixth .....................................          1.00%
            Seventh and thereafter ....................          0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of a Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of a Fund at the time of sale to brokers that initiate and are responsible for purchases of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gain distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gain distributions, then any appreciation on shares redeemed, and then the remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.

We will waive the CDSC payable upon redemptions of shares for:

     o redemptions and distributions from retirement plans made after the death or disability of a shareholder

     o minimum required distributions made from an IRA or other retirement plan account after you reach age 59 1/2


     o    involuntary redemptions made by the Fund


     o    a  distribution  from  a  tax-deferred   retirement  plan  after  your
          retirement

     o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE - CLASS B SHARES:

     o Class B Shares automatically convert to Class A Shares of a Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

     o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

The Board of Directors may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.


RULE 12B-1 PLAN. The Funds have adopted plans under Rule 12b-1 for Class A, Class B and Class C Shares of the Funds. Under these Plans, a Fund may use its assets to finance activities relating to the sale of its shares and the provision of shareholder services.

For the Class A, Class B and Class C Shares covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:


                                   CLASS A           CLASS B           CLASS C
                                   -------           -------           -------
Service Fees ...............        0.25%             0.25%             0.25%
Distribution Fees ..........        None              0.75%             0.75%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES


You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Funds' Distributor.


The broker-dealer or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers or other financial intermediaries may send confirmations of your transactions and periodic account statements showing your investments in the Funds.

     o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

          BY MAIL                                      BY PERSONAL DELIVERY
          --------                                     --------------------
          THE GABELLI FUNDS                            THE GABELLI FUNDS
          P.O. BOX 8308                                C/O BFDS
          BOSTON, MA 02266-8308                        66 BROOKS DRIVE
                                                       BRAINTREE, MA 02184

     o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI(800-422-3554)to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                        RE: THE GABELLI ("NAME OF") FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

          If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.

SHARE PRICE. The Funds sell shares at the net asset value next determined after the Funds receive your completed subscription order form, but does not issue the shares to you until it recieves full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


MINIMUM INVESTMENT. Your minimum initial investment must be at least $1,000 for Class A, B and C Shares. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" under "Additional Purchase Information for Class A, B and C Shares" below regarding minimum investment amounts applicable to such plans.

There is no minimum for subsequent investments for Class A, B or C Shares. Broker-dealers may have different minimum investment requirements.

GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds' minimum purchase requirements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Company, on behalf of the Funds, to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Funds. Applications without the required information may be rejected or placed on hold until the Company verifies the account holder's identity.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.


TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.


                              REDEMPTION OF SHARES


You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Funds to suspend redemptions.


The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request, in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges." See "Pricing of Fund Shares" for a description of the calculation of net asset value.


You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or other financial intermediary will transmit a redemption order on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


If you sell or exchange Class A Shares within 60 days or less after the purchase date, you will be charged a fee of 2.00% of the total redemption amount for Class A Shares. The redemption fee also applies to Class B and Class C Shares purchased on or after July 1, 2004. This fee is retained by the Company to compensate the Company for the extra expense it incurs because of short-term trading. In addition, the Company hopes that the fee will discourage short-term trading of their shares. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchasing (shares held longest will be redeemed first). The redemption fee will not apply to shares currently held by shareholders and shares purchased through programs (such as certain wrap fee fund programs, supermarket programs and employee benefit plans) that are unable legally or procedurally to charge the redemption fee that the Adviser determines have appropriate anti-short term trading policies in place or are in the process of implementing the ability to charge the redemption fee or police short-term trading. The redemption fee may be modified or discontinued at any time or from time to time.

In the event that you wish to redeem shares in a registered account established by a broker/dealer or other intermediary and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of Shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after a Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange, call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund. The Fund(s) or any of the other funds may impose limitations on, or terminate the exchange privilege with respect to such fund or investor at any time.

In effecting an exchange:


     o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange;

     o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;

     o if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

     o    you may realize a taxable gain or loss;


     o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.


     o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.


     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.



The Funds or any of the other funds may modify or terminate the exchange privilege with respect to such fund at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Funds. This charge is set by your broker and does not benefit the Funds or the Adviser in any way. It is in addition to the sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.


                             PRICING OF FUND SHARES

Each Fund's net asset value is calculated separately for each class of shares of each Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


Each Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class of each Fund is computed by dividing the value of the applicable Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The Funds use market quotations in valuing their portfolio securities and may also use fair valuation procedures to adjust for stale market quotations. Investments that mature in 60 days or less are valued at amortized cost, which the Directors believe represents fair value. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of net asset value per share next made as of a time after the time as of which the purchase or redemption order is received in proper form.


Trading takes place in various foreign markets on days which are not Business Days and therefore a Fund's respective net asset value per share is not calculated. The calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of portfolio securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Board of Directors deems that the particular event would materially affect the net asset value, in which case the value of those securities will be determined by or under the direction of the Board of Directors after taking into account relevant information.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends of net investment income and capital gains, if any, will be paid annually except Global Convertible Securities Fund which pays dividends monthly. You may have dividends or capital gain distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying your broker or the Funds in

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price without sales charge based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, however the Global Convertible Securities Fund has been distributing $0.10 per share on a monthly basis. To the extent the distributions are in excess of the Global Convertible Securities Fund's taxable income, the distributions will be treated as a non-taxable return of capital. There can be no assurance that the Funds will pay any dividends or realize any capital gains or other income. Dividends and distributions may differ for different classes of shares.

                                 TAX INFORMATION


The Funds expect that distributions will consist primarily of investment company taxable income, net capital gains or a return of capital. Dividends out of investment company taxable income and distributions of net short-term capital gains (i.e., gains from assets held by the Funds for one year or less) are taxable to you as ordinary income except that qualifying dividends are eligible for a reduced rate. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of Fund shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares; and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax. The tax basis of your holdings will be reduced to the extent you recieve any distributions treated as a non-taxable return of capital.


This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.

                            MAILINGS TO SHAREHOLDERS

In our continuing effort to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the life of the Funds. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds' Class A, B or C Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, independent auditors, for the year ended December 31, 2003 and by other independent auditors for the prior periods. The report of Ernst & Young LLP along with the Funds' financial statements and related notes, are included in each Fund's annual report, which is available upon request.

--------------------------------------------------------------------------------
30

Per share amounts for the Fund's Class A, B and C Shares outstanding for each fiscal year ended December 31,

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

                                      INCOME
                            FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
              ----------------------------------------------------- --------------------------------------
                                               Net
              Net Asset                   Realized and      Total                   Net
  Period        Value,         Net         Unrealized       from       Net       Realized
   Ended      Beginning    Investment    Gain (Loss) on  Investment Investment    Gain on        Total      Redemption
December 31,  of Period   Income (Loss)   Investments    Operations   Income    Investments  Distributions     Fees
------------  ---------   -------------  --------------  ---------- ----------  -----------  -------------  ----------
CLASS A
  2003(e)      $ 9.83        $(0.04)         $ 4.24        $ 4.20         --          --            --       $0.00(b)
  2002(e)       13.95         (0.00)(b)       (4.12)        (4.12)        --          --            --          --
  2001(e)       17.61         (0.06)          (3.58)        (3.64)        --       $(0.02)       $(0.02)        --
  2000(a)(e)    28.51          0.60           (8.70)        (8.10)     $(0.65)      (2.15)        (2.80)        --
CLASS B
  2003(e)        9.67         (0.13)           4.15          4.02         --          --            --        0.00(b)
  2002(e)       13.83         (0.08)          (4.08)        (4.16)        --          --            --          --
  2001(e)       17.59         (0.17)          (3.57)        (3.74)        --       (0.02)        (0.02)         --
  2000(a)(e)    28.51          0.44           (8.61)        (8.17)     (0.60)      (2.15)        (2.75)         --
CLASS C
  2003(e)        9.66         (0.16)           4.18          4.02         --          --            --        0.00(b)
  2002(e)       13.82         (0.08)          (4.08)        (4.16)        --          --            --          --
  2001(e)       17.58         (0.17)          (3.57)        (3.74)        --       (0.02)        (0.02)         --
  2000(a)(e)    28.51          0.45           (8.62)        (8.17)     (0.61)      (2.15)        (2.76)         --

                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                   ----------------------------------------------------------
                                                     Net
               Net Asset           Net Assets    Investment        Operating
  Period        Value,               End of     Income (Loss)    to Expenses to     Portfolio
   Ended        End of     Total     Period      Average Net       Average Net      Turnover
December 31,    Period    Return+  (in 000's)      Assets           Assets(c)         Rate
------------    --------  -------  ----------   -------------    --------------     ---------
CLASS A
  2003(e)        $14.03     42.7%       $421       (0.38)%            1.62%            11%
  2002(e)          9.83    (29.5)        372       (0.05)             1.66              8
  2001(e)         13.95    (20.7)        219       (0.45)             1.52             15
  2000(a)(e)      17.61    (28.2)         16        2.36(d)           1.46(d)          49
CLASS B
  2003(e)         13.69     41.6         817       (1.13)             2.37             11
  2002(e)          9.67    (30.1)        610       (0.80)             2.41              8
  2001(e)         13.83    (21.3)        640       (1.20)             2.27             15
  2000(a)(e)      17.59    (28.5)        128        1.61(d)           2.21(d)          49
CLASS C
  2003(e)         13.68     41.6          94       (1.13)             2.37             11
  2002(e)          9.66    (30.1)        252       (0.80)             2.41              8
  2001(e)         13.82    (21.3)        196       (1.20)             2.27             15
  2000(a)(e)      17.58    (28.5)         60        1.61(d)           2.21(d)          49

------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From  commencement of offering on March 1, 2000.
(b) Amount  represents less than $0.005 per share.
(c) The Fund incurred interest expense during the periods ended December 31, 2003 and 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.61% and 1.64% (Class A), 2.36% and 2.39% (Class B), and 2.36% and 2.39% (Class C),
    respectively.
(d) Annualized.
(e) Per share amounts have been calculated using the average month-end shares outstanding method.

                         THE GABELLI GLOBAL GROWTH FUND


                                              INCOME
                                  FROM INVESTMENT OPERATIONS                                  DISTRIBUTIONS
                           ----------------------------------------      -----------------------------------------------------
                                             Net
                Net Asset               Realized and        Total                         Net
  Period          Value,       Net       Unrealized         from             Net       Realized
   Ended        Beginning  Investment  Gain (Loss) on    Investment      Investment     Gain on       Paid-in-        Total
December 31     of Period     Loss       Investments     Operations        Income     Investments     Capital     Distributions
-----------     ---------  ----------   -------------    ----------      ----------   -----------    ----------   -------------
CLASS A
   2003(f)        $11.63     $(0.06)       $  4.87          $  4.81            --           --             --            --
   2002(f)         15.47      (0.08)         (3.76)           (3.84)           --           --             --            --
   2001(f)         20.37      (0.16)         (4.74)           (4.90)           --           --             --            --
   2000(a)(f)      38.80      (0.28)        (16.56)          (16.84)           --       $(1.48)        $(0.11)       $(1.59)
CLASS B
   2003(f)         11.42      (0.16)          4.59             4.60            --           --             --            --
   2002(f)         15.30      (0.17)         (3.71)           (3.88)           --           --             --            --
   2001(f)         20.30      (0.29)         (4.71)           (5.00)           --           --             --            --
   2000(a)(f)      38.80      (0.46)        (16.45)          (16.91)           --        (1.48)         (0.11)        (1.59)
CLASS C
   2003(f)         11.38      (0.16)          4.58             4.59            --           --             --            --
   2002(f)         15.26      (0.17)         (3.71)           (3.88)           --           --             --            --
   2001(f)         20.24      (0.28)         (4.70)           (4.98)           --           --             --            --
   2000(a)(f)      38.80      (0.46)        (16.51)          (16.97)           --        (1.48)         (0.11)        (1.59)

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                               ------------------------------------------------------------------------------------
                                                                             Net
                              Net Asset                   Net Assets      Investment      Operating
  Period                        Value,                      End of           Loss        Expenses to      Portfolio
   Ended           Redemption   End of        Total         Period        to Average     Average Net      Turnover
December 31          Fees       Period       Return+      (in 000's)      Net Assets      Assets (b)        Rate
-----------        --------    --------      -------      ----------      -----------    ------------     ---------
CLASS A
   2003(d)         $0.01         $16.45       41.4%           $426         (0.45)%           1.71%           63%
   2002(d)            --          11.63      (24.8)            176         (0.58)            1.75            82
   2001(d)            --          15.47      (24.1)            163         (0.91)            1.75           102
   2000(a)(d)         --          20.37      (43.3)            241         (0.95)(c)         1.60(c)         93
CLASS B
   2003(d)          0.01          16.02       40.3             211         (1.20)            2.46            63
   2002(d)            --          11.42      (25.4)             86         (1.33)            2.50            82
   2001(d)            --          15.30      (24.6)             57         (1.66)            2.50           102
   2000(a)(d)         --          20.30      (43.5)             77         (1.70)(c)         2.35(c)         93
CLASS C
   2003(d)          0.01          15.97       40.3             207         (1.20)            2.46            63
   2002(d)            --          11.38      (25.4)            101         (1.33)            2.50            82
   2001(d)            --          15.26      (24.6)             55         (1.66)            2.50           102
   2000(a)(d)         --          20.24      (43.7)             26         (1.70)(c)         2.35(c)         93

------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From commencement of offering on March 1, 2000.
(b) The Fund incurred interest expense during the period ended December 31, 2002, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.70%, 1.59% and 1.49% (Class A), 2.45%, 2.34% and 2.24% (Class B), and 2.45%, 2.34% and
    2.24% (Class C), respectively.
(c) Annualized.
(d) Per share amounts have been calculated using the average month-end shares outstanding method.

                       THE GABELLI GLOBAL OPPORTUNITY FUND

                                       INCOME
                              FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
               ----------------------------------------------------   ---------------------------------------
                                              Net
                 Net Asset      Net      Realized and       Total                       Net
     Period       Value,    Investment    Unrealized        from          Net        Realized
     Ended      Beginning     Income    Gain (Loss) on   Investment   Investment     Gain on       Total      Redemption
  December 31   of Period     (Loss)      Investments    Operations     Income     Investments  Distributions    Fees
  -----------  -----------  ----------  --------------   ----------   ----------   -----------  ------------- ----------
CLASS A
   2003(h)         $8.86      $0.00(g)      $ 3.28         $ 3.28       $(0.01)          --        $(0.01)       $0.03
   2002(h)          9.99       0.00(g)       (1.13)         (1.13)          --           --            --           --
   2001(h)         14.21       0.13          (4.24)         (4.11)       (0.11)          --         (0.11)          --
   2000(a)(h)      19.77       0.27          (4.46)         (4.19)       (0.33)      $(1.04)        (1.37)          --
CLASS B
   2003(h)          8.80      (0.07)          3.24           3.17           --           --            --         0.03
   2002(h)         10.00      (0.07)         (1.13)         (1.20)          --           --            --           --
   2001(h)         14.22       0.07          (4.26)         (4.19)       (0.03)          --         (0.03)          --
   2000(a)(h)      19.77       0.17          (4.39)         (4.22)       (0.29)       (1.04)        (1.33)          --
CLASS C(f)
   2003(h)          9.00      (0.07)          3.43           3.36           --           --            --         0.03
   2002(h)         10.11      (0.07)         (1.04)         (1.11)          --           --            --           --
   2001(f)(h)      10.15       0.07          (0.11)         (0.04)          --           --            --           --

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                    --------------------------------------------------------------------------
                                                     Net          Operating          Operating
                Net Asset           Net Assets   Investment      Expenses to        Expenses to
     Period       Value,              End of    Income (Loss)    Average Net        Average Net      Portfolio
     Ended       End of     Total     Period      to Average    Assets Before      Assets Net of      Turnover
  December 31    Period    Return+  (in 000's)    Net Assets   Reimbursement(c)   Reimbursement(d)      Rate
  -----------  ----------  -------  ----------   ------------  ----------------   ----------------   ---------
CLASS A
   2003(h)        $12.16     37.4%       $ 67        0.04%          1.83%              1.52%             13%
   2002(h)          8.86    (11.3)         36       (0.05)          2.39               1.59               0
   2001(h)          9.99    (29.0)         45        1.11           2.00               1.59              31
   2000(a)(h)      14.21    (21.2)         52        1.50(b)        1.79(b)            1.50(b)           50
CLASS B
   2003(h)         12.00     36.4          12       (0.71)          2.58               2.27              13
   2002(h)          8.80    (12.0)          9       (0.80)          3.14               2.34               0
   2001(h)         10.00    (29.5)         10        0.36           2.75               2.34              31
   2000(a)(h)      14.22    (21.3)          3        0.75(b)        2.54(b)            2.25(b)           50
CLASS C(e)
   2003(h)         12.39     37.7         0.1       (0.71)          2.58               2.27              13
   2002(h)          9.00    (11.0)        0.1       (0.80)          3.14               2.34               0
   2001(f)(h)      10.11    (29.0)        0.1        0.36(b)        2.75(b)            2.34(b)           31

------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From commencement of offering on March 1, 2000.
(b) Annualized.
(c) During the periods December 31, 2003, 2002, 2001 and 2000 the Adviser reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d) The Fund incurred interest expense during the periods ended December 31, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 2.25% and 2.25% for Class A, Class B and Class C, respectively for each year.
(e) Class C shares were outstanding for the period October 27, 2000 through December 12, 2000 and for the period April 24, 2001 through May 10, 2001. Financial Highlights are not presented for Class C shares as the information for this period is not considered meaningful.
(f) From November 23, 2001, the date shares were continuously  outstanding.
(g) Amount represents less than $0.005 per share.
(h) Per share amounts have been calculated using the average month-end shares outstanding method.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND


                                       INCOME
                             FROM INVESTMENT OPERATIONS                                        DISTRIBUTIONS
                 -----------------------------------------------------  -------------------------------------------------------
                                               Net
                 Net Asset       Net      Realized and         Total                      Net
 Period            Value,    Investment    Unrealized          from         Net        Realized        Return
  Ended          Beginning     Income    Gain (Loss) on     Investment   Investment    Gain on           of           Total
December 31,     of Period     (Loss)      Investments      Operations     Income     Investments     Capital     Distributions
------------     ---------    --------   --------------     ----------  ----------    -----------     -------     -------------
CLASS A
   2003(g)        $ 6.66      $ 0.07         $ 1.24         $ 1.31        $(0.11)          --         $(1.09)        $(1.20)
   2002(g)          8.28        0.07          (0.49)         (0.42)        (0.04)          --          (1.16)         (1.20)
   2001(b)(g)      10.27       (0.09)         (1.10)         (1.19)           --       $(0.00)(d)      (0.80)         (0.80)
CLASS B
   2003(g)          6.55        0.03           1.21           1.24         (0.07)          --          (1.13)         (1.20)
   2002(g)          8.23        0.02          (0.50)         (0.48)        (0.04)          --          (1.16)         (1.20)
   2001(a)(g)      10.04       (0.16)         (0.75)         (0.91)           --        (0.00)(d)      (0.90)         (0.90)
CLASS C
   2003(g)          6.61        0.03           1.22           1.25         (0.07)          --          (1.13)         (1.20)
   2002(g)          8.27        0.02          (0.48)         (0.46)        (0.04)          --          (1.16)         (1.20)
   2001(c)(g)       8.58       (0.14)          0.03          (0.11)           --        (0.00)(d)      (0.20)         (0.20)

                                                                             NET ASSETS/SUPPLEMENTAL DATA
                                                                    ---------------------------------------------------
                                                                           Net          Operating           Operating
                              Net Asset                Net Assets      Investment      Expenses to         Expenses to
 Period                         Value,                   End of       Income (Loss)    Average Net         Average Net     Portfolio
  Ended         Redemption     End of        Total       Period       to Average     Assets Before        Assets Net of    Turnover
December 31,       Fees        Period       Return+    (in 000's)      Net Assets     Reimbursement      Reimbursement(e)    Rate
------------    ----------    --------      -------     ----------     -----------    --------------     ----------------  ---------
CLASS A
   2003(g)         $0.00(d)     $6.77        21.5%           $86         1.12%            2.07%               2.01%            54%
   2002(g)            --         6.66        (4.7)             2         0.97             2.83                2.83             33
   2001(b)(g)         --         8.28       (13.3)             9        (0.93)(f)         2.69(f)             2.69             49
CLASS B
   2003(g)          0.00(d)      6.59        20.7             68         0.37             2.82                2.76             54
   2002(g)            --         6.55        (5.6)            24         0.22             3.58                3.58             33
   2001(a)(g)         --         8.23       (13.8)             6        (1.68)(f)         3.44(f)             3.44             49
CLASS C
   2003(g)          0.00(d)      6.66        20.7             39         0.37             2.82                2.76             54
   2002(g)            --         6.61        (5.3)            13         0.22             3.58                3.58             33
   2001(c)(g)         --         8.27       (13.5)             0        (1.68)(f)         3.44(f)             3.44             49

------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) From March 28, 2001, the date the shares were continuously outstanding.
(b) From May 2, 2001, the date the shares were continuously outstanding. Class A shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A for the period ending December 31, 2000, as the information for this period is not considered meaningful.
(c) From November 26, 2001, the date the shares were  continuously  outstanding.
(d) Amount represents less than $0.005 per share.
(e) The Fund incurred interest expense during the years ended December 31, 2003, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.82% and 2.67% (Class A), 2.75%, 3.57% and 3.42% (Class B) and 2.75%, 3.57% and 3.42%
    (Class C), respectively.
(f) Annualized.
(g) Per share amounts have been calculated using the average month-end shares outstanding method.

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                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Funds and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

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                                                                              35

--------------------------------------------------------------------------------

                        GABELLI GLOBAL SERIES FUNDS, INC.


                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                             CLASS A, B AND C SHARES

--------------------------------------------------------------------------------

FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL  REPORTS:

Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.


      You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:
                        Gabelli Global Series Funds, Inc.
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com

You can review and/or copy the Funds' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     o    For a fee, by electronic request at publicinfo@sec.gov, by writing the
          Public  Reference   Section  of  the  Commission,   Washington,   D.C.
          20549-0102 or calling 202-942-8090.

     o    Free  from  the  EDGAR Database   on  the   Commission's   website  at
          www.sec.gov.



(Investment Company Act File No. 811-07896)

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